Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net book value	$ 216,570,426
Vessel depreciation	(22,835,469)	$ (18,522,217)	$ (7,203,198)
- Depreciation for the year	(22,835,469)	(18,522,217)	(7,203,198)
Net book value	267,626,155	216,570,426
Vessels [Member]
Costs	257,173,053	201,187,677
Accumulated depreciation	(40,602,627)	(25,076,191)
Net book value	216,570,426	176,111,486
Vessel depreciation	(22,835,469)	(18,522,217)
- Depreciation for the year	(22,835,469)	(18,522,217)
- Vessel held for sale		(11,494,650)
- Vessel held for sale		2,995,781
- Vessel held for sale		(8,498,869)
- Vessel acquisitions and improvements	2,821,053	67,480,026
Net book value	267,626,155	216,570,426	176,111,486
- Vessel impairment	(18,442,104)
- Vessel impairment	4,609,388
- Vessel impairment	(13,832,716)
- Newbuilding vessels “Gregos” & "Terataki" delivered during the year	84,902,861
Costs	326,454,863	257,173,053	201,187,677
Accumulated depreciation	$ (58,828,708)	$ (40,602,627)	$ (25,076,191)